Shareholder Report, Holdings (Details) - C000226322	Jun. 30, 2024
Vanguard FTSE Pacific ETF8069864
Holdings [Line Items]
Percent of Total Investments	24.60%
Vanguard FTSE Emerging Markets ETF8069862
Holdings [Line Items]
Percent of Total Investments	6.60%
iShares MSCI Taiwan ETF8069858
Holdings [Line Items]
Percent of Total Investments	3.60%
iShares MSCI India ETF8069837
Holdings [Line Items]
Percent of Total Investments	2.90%
iShares MSCI Japan ETF8069844
Holdings [Line Items]
Percent of Total Investments	2.20%
Novo Nordisk8069550
Holdings [Line Items]
Percent of Total Investments	2.20%
iShares MSCI Australia ETF8069826
Holdings [Line Items]
Percent of Total Investments	2.20%
ASML Holding8069772
Holdings [Line Items]
Percent of Total Investments	2.10%
Nestle8069461
Holdings [Line Items]
Percent of Total Investments	1.20%
Shell PLC8069724
Holdings [Line Items]
Percent of Total Investments	1.20%
FTSE Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.60%
FTSE Pacific
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
India
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%